ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	As at December 31,
	2023	2022
Trade payables	28,557	31,719
Accrued liabilities	43,191	34,997
	71,748	66,716